Statements of Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities
Receipts from sales of goods and rendering of services	$ 680,283,192	$ 621,129,885	$ 603,837,789
Payments to suppliers for goods and services	(539,211,914)	(475,455,623)	(448,302,349)
Payments to and on behalf of employees	(76,148,825)	(73,083,518)	(75,052,917)
Dividends paid	(20,630,615)	(20,708,589)	(18,251,331)
Interest received	469,137	573,302	488,210
Income taxes paid	(25,289,189)	(10,191,807)	(6,177,652)
Other cash inflows	525,488	1,604,009	5,885,462
Cash flows from (used in) operating activities	19,997,274	43,867,659	62,427,212
Cash flows from (used in) investing activities
Other cash payments to acquire equity or debt instruments of other entities	(5,764,690)	0	0
Loans to related entities	(27,000)	0	0
Proceeds from sales of property, plant and equipment	2,174,636	10,058,410	216,090
Purchases of property, plant and equipment	(47,629,585)	(42,226,901)	(22,413,568)
Purchases of intangible assets	(2,479,369)	(2,679,130)	(1,658,812)
Proceeds from Government grants	150,074	74,508	50,430
Cash receipts from related entities	53,294	0	0
Dividends received	2,089,465	4,536,056	3,220,576
Cash flows from (used in) investing activities	(51,433,175)	(30,237,057)	(20,585,284)
Cash flows from (used in) financing activities
Proceeds form bank borrowings	130,860,473	97,374,091	16,007,330
Loan payments	(105,071,536)	(83,421,049)	(50,466,596)
Payments of finance lease liabilities classified as financing liabilities	(53,029)	0	0
Interest paid	(9,427,606)	(8,187,527)	(7,694,560)
Other cash inflow (outflows)	2,787	27,437	36,418
Cash flows from (used in) financing activities	16,311,089	5,792,952	(42,117,408)
Increase (decrease) in cash and cash equivalents before the effect of exchange rate changes	(15,124,812)	19,423,554	(275,480)
Effects of changes in exchange rate on cash and cash equivalents	(926,359)	(2,845,221)	606,510
Increase (decrease) in cash and cash equivalents	(16,051,171)	16,578,333	331,030
Cash and cash equivalents at the beginning of period	47,213,517	30,635,184	30,304,154
Cash and cash equivalents at the end of period	$ 31,162,346	$ 47,213,517	$ 30,635,184